Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CLIPPER FUNDS TRUST
Entity Central Index Key	0001316506
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000031492 [Member]
Shareholder Report [Line Items]
Fund Name	Clipper Fund
Trading Symbol	CFIMX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Clipper Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at clipperfund.com/resources/regulatory-documents or by contacting Investor Services at 1-800-432-2504.
Additional Information Phone Number	1-800-432-2504
Additional Information Website	clipperfund.com/resources/regulatory-documents
Expenses [Text Block]	What were the Fund expenses for the last year? (Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clipper Fund	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund delivered a total return of 19.49%, versus a 25.02% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund is non-diversified and, therefore, allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+40%), Information Technology (+37%), and
    Financials (+31%)
    Weakest performing sectors - Materials (flat), Health Care (+3%), and Real Estate (+5%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (-28% vs +37%) and underweight
  (average weighting 7% vs 31%)
    Intel (-60%) - largest individual detractor
    Samsung Electronics (-39%)
  Health Care - underperformed the Index sector (-4% vs +3%) and overweight (average weighting 13% vs 12%)
    Humana (-32%), CVS Health (-25%), and Cigna Group (-6%)
    Humana and CVS Health - new purchases during the period
  Consumer Discretionary - underperformed the Index sector (+17% vs +30%)
    MGM Resorts (-22%)
  Individual holdings
    AGCO (-20%), ConocoPhillips (-10%), and Teck Resources (-3%)
    ConocoPhillips - new purchase during the period
Contributors to Performance
  Communication Services - outperformed the Index sector (+54% vs +40%) and overweight (average weighting 17% vs 9%)
    Meta Platforms (+66%) - largest individual contributor
    Alphabet (+36%)
  Financials - outperformed the Index sector (+33% vs +31%) and significantly overweight (average weighting 43% vs 13%)
    Berkshire Hathaway (+25%), Capital One Financial (+38%), Wells Fargo (+46%), Bank of New York Mellon (+52%), Markel (+22%), DBS Group Holdings (+47%), and JPMorgan Chase (+44%)
    JPMorgan Chase - no longer a Fund holding
  No exposure in Real Estate
  Individual holding
    Amazon.com (+44%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the S&P 500 Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Clipper Fund	19.49%	10.57%	10.45%
S&P 500 Index	25.02%	14.51%	13.09%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-432-2504 or visit the Fund’s website at www.clipperfund.com .
Net Assets	$ 1,100,000,000
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 6,300,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/24 (in billions)	$1.1
Total number of portfolio holdings as of 12/31/24	34
Portfolio turnover rate for the period	20%
Total advisory fees paid for the period (in millions)	$6.3

Holdings [Text Block]	Top Sectors as of 12/31/24 Net Assets
Financials	36.98%
Communication Services	16.77%
Health Care	16.39%
Consumer Discretionary	11.86%
Information Technology	6.01%